Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Debt consists of the following (in thousands):

Loans Payable

	June 30, 2026			December 31, 2025
	Current	Noncurrent	Total	Current	Noncurrent	Total
Related party loan payable	300	-	300	300	-	300
Total	$300	$-	$300	$300	$-	$300

Long-term debt consists of the following (in thousands):

	December 31, 2025			December 31, 2024
	Current	Noncurrent	Total	Current	Noncurrent	Total
2024 Convertible Notes	$-	$-	$-	$255	$200	$455
2024 Convertible Notes at fair value	-	-	-	8,986	-	8,986
Related party convertible notes payable at fair value	-	-	-	-	6,524	6,524
Related party loan payable	300	-	300	700	-	700
Total	$300	$-	$300	$9,941	$6,724	$16,665